Operating Leases (Details) - Schedule of Balance Sheet Information Related to Our Leases - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2021
Schedule of Balance Sheet Information Related to our Leases [Abstract]
Right-of-use assets	$ 283,060	$ 395,470	$ 537,836	$ 563,713
Operating lease liability, current	$ 172,234	162,503	135,455	106,810
Operating lease liability, long-term		$ 268,385	$ 430,888	$ 456,903
Weighted-average discount rate – operating lease		5.60%
Weighted-average remaining lease term – operating lease (in months)		30 years